Segment disclosures (Disclosure of operating segments) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Total assets	$ 21,554,750	$ 20,263,844	$ 18,113,760
Net additions to non-current, non-financial assets	1,290,906	2,907,310	2,417,864
Total liabilities	17,738,987	16,175,698	13,112,699
Loss
Interest expense	(1,946,620)	(1,664,644)	(210,035)
Interest income	0	0	29.333
Loss	(1,525,965)	(5,135,576)	(2,813,835)
Real Estate [Member]
Assets
Total assets	10,273,524	10,162,415	8,336,079
Net additions to non-current, non-financial assets	111,109	1,826,336	2,879,660
Total liabilities	4,415,111	4,256,795	4,655,747
Loss
Interest expense	0	(550,338)	(1,398)
Interest income	0	0	0
Loss	(577,615)	(688,681)	(105,015)
Solar Energy [Member]
Assets
Total assets	8,058,124	8,225,009	7,175,580
Net additions to non-current, non-financial assets	(166,885)	1,049,429	1,164,031
Total liabilities	61,850	64,168	139,698
Loss
Interest expense	(461,837)	0	0
Interest income	0	0	0
Loss	(8,251)	(7,093)	(8,484)
Corporate [Member]
Assets
Total assets	3,223,102	1,876,420	2,602,101
Net additions to non-current, non-financial assets	1,346,682	31,545	(625,827)
Total liabilities	13,262,026	11,854,735	8,317,254
Loss
Interest expense	(1,484,783)	(1,114,306)	(208,637)
Interest income	0	0	29,333
Loss	$ (940,099)	$ (4,439,802)	$ (2,700,336)